UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tactical Conservative Allocation Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares/Principal		Value

CORPORATE BONDS - 18.45%

Communications Equipment - 0.87%
250,000	Corning, Inc., 4.250%, 08/15/20	$ 254,278

Biological Products (No Diagnostic Substances) - 0.34%
100,000	Gilead Sciences, Inc., 2.550%, 09/01/20	100,482

Crude Petroleum & Natural Gas - 0.87%
250,000	Occidental Petroleum Corp., 4.100%, 02/01/21	254,876

Electric, Gas & Sanitary Services - 0.50%
147,000	Berkshire Hathaway Energy, 2.375%, 01/15/21	147,711

Electric Services - 0.91%
113,000	Consolidated Edison Co. of New York, Inc., 4.450%, 06/15/20	114,934
150,000	Nextera Energy Capital, 3.342%, 09/01/20	151,690
		266,624
Finance Services - 1.89%
250,000	General Motors Financial Co., Inc., 2.650%,, 04/13/20	250,330
150,000	Goldman Sachs Group, Inc., 6.000%, 06/15/20	153,977
150,000	Goldmam Sachs Group, Inc., 2.350%, 11/15/21	150,157
		554,464
Fire, Marine & Casualty Insurance - 0.36%
100,000	American International Group, Inc., 6.400%, 12/15/20	105,083

Hotels & Motels - 1.63%
475,000	Marriott International, Inc., 2.875%, 03/01/21	479,214

Insurance Agent Brokers & Services - 1.05%
200,000	AON Corp., 5.000%, 09/30/20	205,652
100,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	101,596
		307,248
Machinery Manufacturing - 0.51%
150,000	John Deer Capital Corp., 2.550%, 01/08/21	151,047

Miscellaneous Business Credit Institution - 1.19%
100,000	Ford Motor Credit Co, Llc., 2.459%, 03/27/20	99,881
250,000	IBM Credit, Llc., 1.800%, 01/20/21	249,517
		349,398
National Commercial Banks - 3.10%
324,000	Citigroup, Inc., 5.375%,, 08/09/20	333,231
225,000	Capital One Financial Co., 2.400%, 10/30/20	225,642
250,000	JPMorgan Chase & Co., 2.550%, 03/01/21	251,403
100,000	Wells Fargo & Co., 2.550%, 12/07/20	100,537
		910,813
Telephone Communications (No Radio Telephone) - 0.43%
125,000	AT&T, Inc., 2.800%, 02/17/21	126,041

Railroads, Line-Haul Operating - 0.18%
50,000	Norfolk Southern Railway Co., 9.750%, 06/15/20	52,627

Refuse Systems - 0.50%
144,000	Waste Management, Inc., 4.750%, 06/30/20	146,807

Retail-Catalog & Mail-Order Houses - 0.34%
100,000	Amazon.com, Inc., 1.900%, 08/21/20	100,065

Semiconductors & Related Devices - 0.69%
200,000	Analog Devices, Inc., 2.950%, 01/12/21	201,500

Services-Consumer Credit Reporting, Coillection Agencies - 0.72%
208,000	S&P Global, Inc., 3.300%, 08/14/20	209,991

Services-Prepackaged Software - 0.69%
200,000	Oracle Corp., 3.875%, 07/15/20	202,875

State Commercial Banks - 0.65%
189,000	State Street Corp., 2.550%, 08/18/20	189,893

Wholesale-Groceries & Related Products - 1.03%
300,000	Sysco Corp., 2.600%, 10/01/20	301,389

TOTAL CORPORATE BONDS (Cost $5,400,207) - 18.45%		5,412,426

EXCHANGE TRADED FUNDS - 68.09%
1,526	Invesco QQQ Trust Series 1 ETF	288,124
4,470	Invesco S&P 500 Pure Value ETF	289,835
11,633	iShares 20+ Year Treasury Bond ETF	1,664,450
12,124	iShares Core U.S. Aggregate Bond ETF	1,372,073
1,874	Ishares Russell 2000 ETF	283,611
3,503	iShares U.S. Real Estate ETF	327,671
30,486	JPMorgan Diversified Return U.S. Equity ETF	2,314,503
57,828	JPMorgan U.S. Aggregate Bond ETF	1,550,658
35,000	JPMorgan U.S. Minimum Volatility ETF	1,056,650
10,838	Select Sector UTI ETF	701,652
3,601	SPDR Dow Jones Industrial Average ETF Trust	969,317
2,218	SPDR Gold Shares ETF *	308,014
19,947	SPDR S&P 500 ETF Trust	5,919,671
7,372	Vanguard Short-Term Corp. Bond ETF	597,501
13,828	Vanguard Dividend Appreciation ETF	1,653,552
4,826	Vanguard Extended Duration Treasury ETF	681,914
TOTAL EXCHANGE TRADED FUNDS (Cost $19,696,072) - 68.09%		19,979,196

U.S. TREASURY NOTES - 4.08%
300,000	U.S. Treasury Note, 1.500%, 07/15/2020	299,156
300,000	U.S. Treasury Note, 1.375%, 01/31/2020	299,438
400,000	U.S. Treasury Note,1.375%, 01/15/2020	399,391
200,000	U.S. Treasury Note,1.500%, 04/15/2020	199,602
TOTAL U.S. TREASURY NOTES (Cost $1,197,266) - 4.08%		1,197,587

TOTAL OPTIONS PURCHASED (Premiums Paid $715,793) - 2.41%		707,846

MONEY MARKET FUND - 7.80%
2,289,390	First American Treasury Obligations Fund Class X 1.85%, **	2,289,390
TOTAL MONEY MARKET FUND (Cost $2,289,390) - 7.80%		2,289,390

TOTAL INVESTMENTS (Cost $29,298,726) - 100.83%		29,586,445

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $550,371) - (1.71%)		(501,538)

OTHER ASSETS LESS LIABILITIES - 0.88%		259,274

NET ASSETS - 100.00%		$ 29,344,181

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at September 30, 2019

***At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,298,726 amounted to $336,550, which consisted of aggregate gross unrealized appreciation of $458,820 and aggregate gross unrealized depreciation of $122,270.

1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,298,726 amounted to $336,550, which consisted of aggregate gross unrealized appreciation of $458,820 and aggregate gross unrealized depreciation of $122,270.

2. SECURITY VALUATION
Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

Equity securities (domestic and foreign common stocks)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options)

Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments
Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

 Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

 Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Corporate Bonds		$ -	$ 5,412,426	$ -	$ 5,412,426
Exchange Trades Funds		$ 19,979,196	$ -	$ -	$ 19,979,196
Treasury Notes		$ -	$ 1,197,587	$ -	$ 1,197,587
Call Options		$ 509,016	$ -	$ -	$ 509,016
Put Options		$ 198,830	$ -	$ -	$ 198,830
Cash Equivalents		$ 2,289,390	$ -	$ -	$ 2,289,390
Total		$ 22,976,432	$ 6,610,013	$ -	$ 29,586,445

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Call Options Written		$ 174,071	$ -	$ -	$ 174,071
Put Options Written		$ 327,467	$ -	$ -	$ 327,467
Total		$ 501,538	$ -	$ -	$ 501,538

		Tactical Conservative Allocation Fund
		Schedule of Purchased Options
		September 30, 2019 (Unaudited)

CALL OPTIONS - 1.73% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	24	$ 712,248	$ 291.00	1/17/2020	$ 35,952

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	293.00	1/17/2020	38,657

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	291.00	3/20/2020	42,480

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	293.00	3/20/2020	48,664

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	295.00	3/20/2020	21,504

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	291.00	6/19/2020	54,384

SPDR S&P 500 ETF Trust	Interactive Brokers	61	1,810,297	292.00	6/19/2020	124,928

SPDR S&P 500 ETF Trust	Interactive Brokers	15	445,155	295.00	6/19/2020	27,630

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	285.00	9/18/2020	28,410

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,187,080	295.00	9/18/2020	86,400

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	301.00	9/30/2019	7

Total Call Options (Premiums Paid $457,198) - 1.73%						$ 509,016

PUT OPTIONS - 0.68%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	24	$ 712,248	$ 272.00	1/17/2020	$ 10,032

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	276.00	1/17/2020	13,891

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	270.00	3/20/2020	15,000

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	273.00	3/20/2020	19,836

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	277.00	3/20/2020	10,654

SPDR S&P 500 ETF Trust	Interactive Brokers	53	1,572,881	270.00	6/19/2020	46,534

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	275.00	6/19/2020	14,140

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,187,080	275.00	9/18/2020	51,000

SPDR S&P 500 ETF Trust	Interactive Brokers	34	1,009,018	278.00	9/30/2020	102

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	283.00	10/18/2019	1,660

SPDR S&P 500 ETF Trust	Interactive Brokers	34	1,009,018	280.00	12/20/2019	14,858

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,677	280.00	6/19/2020	1,123

Total Put Options (Premiums Paid $258,595) - 0.68%						$ 198,830

TOTAL OPTION (Premiums Paid $715,793) - 2.41%						$ 707,846

		Tactical Conservative Allocation Fund
		Schedule of Written Options
		September 30, 2019 (Unaudited)

CALL OPTIONS - 0.59% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	24	$ 712,248	$ 308.00	1/17/2020	$ 10,656

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	311.00	1/17/2020	9,251

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	313.00	3/20/2020	11,856

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	314.00	3/20/2020	13,804

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	315.00	3/20/2020	6,132

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	310.00	6/19/2020	6,874

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	315.00	6/19/2020	18,672

SPDR S&P 500 ETF Trust	Interactive Brokers	25	741,925	316.00	6/19/2020	16,975

SPDR S&P 500 ETF Trust	Interactive Brokers	43	1,276,111	320.00	6/19/2020	23,435

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	310.00	9/18/2020	13,020

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,187,080	325.00	9/18/2020	24,240

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	302.00	9/30/2019	7

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	307.00	10/18/2019	380

SPDR S&P 500 ETF Trust	Interactive Brokers	34	1,009,018	304.00	12/20/2019	18,224

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,677	320.00	6/19/2020	545

Total Call Options (Premiums Received $170,324) - 0.59%						$ 174,071

PUT OPTIONS - 1.12% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	24	$ 712,248	$ 291.00	1/17/2020	$ 19,752

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	293.00	1/17/2020	25,868

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	291.00	3/20/2020	26,784

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	293.00	3/20/2020	33,843

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	295.00	3/20/2020	16,870

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	235.00	6/19/2020	2,618

SPDR S&P 500 ETF Trust	Interactive Brokers	25	741,925	245.00	6/19/2020	13,600

SPDR S&P 500 ETF Trust	Interactive Brokers	24	712,248	291.00	6/19/2020	35,592

SPDR S&P 500 ETF Trust	Interactive Brokers	29	860,633	292.00	6/19/2020	47,531

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	295.00	6/19/2020	22,274

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	230.00	9/18/2020	4,800

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,187,080	295.00	9/18/2020	74,360

SPDR S&P 500 ETF Trust	Interactive Brokers	34	1,009,018	233.00	9/30/2020	34

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	240.00	10/18/2019	80

SPDR S&P 500 ETF Trust	Interactive Brokers	34	1,009,018	236.00	12/20/2019	1,870

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,677	295.00	6/19/2020	1,591

Total Put Options (Premiums Received $380,047) - 1.12%						$ 327,467

TOTAL WRITTEN OPTIONS (Premium Received - $550,371) - 1.71%						$ 501,538

	Tactical Moderate Allocation Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares						Value

COMMON STOCK - 12.76%

Aircraft Engines & Engine Parts - 0.83%
4,921	United Technologies Corp.					$ 671,815

Beverages - 1.35%
5,277	Brown-Forman Corp. Class B					331,290
406	Constellation Brands, Inc. Class A					84,156
12,369	Coca-Cola Co.					673,368
						1,088,814
Electric & Other Services Combined - 0.10%
1,271	Xcel Energy, Inc.					82,475

Electric Services - 0.84%
881	American Electric Power Co., Inc.					82,541
624	DTE Energy Co.					82,967
1,001	Eversource Energy					85,555
1,865	Hawaiian Electric Industries, Inc.					85,063
1,459	Nextera Energy, Inc.					339,932
						676,058
Electromedical & Electrotherapeutic Apparatus - 0.42%
3,113	Medtronic Plc. (Ireland)					338,134

Finance, Insurance & Real Estate - 0.10%
4,441	Ares Capital Corp.					82,758

Finance Services - 0.84%
5,709	American Express Co.					675,261

Fire, Marine & Casualty Insurance - 1.36%
312	Everest Re Group Ltd.					83,020
433	Renaissancere Holdings Ltd. (Bermuda)					83,764
732	Cincinnati Financial Corp.					85,402
4,558	Travelers Cos., Inc. *					677,729
2,032	Arch Capital Group Ltd. *					85,303
70	Markel Corp.					82,733
						1,097,951
Grain Mill Products - 0.10%
1,515	General Mills, Inc.					83,507

Guided Missiles & Space Vehicles & Parts - 0.10%
214	Lockheed Martin Corp.					83,473

Laboratory Analytical Instruments - 0.42%
1,508	Waters Corp.					336,631

Miscellaneous Food Preparations & Kindred Products - 0.10%
519	Mccormick & Co., Inc.					81,120

National Commercial Banks - 0.41%
6,025	US Bancorp					333,424

Petroleum Refining - 0.82%
5,549	Chevron Corp.					658,111

Pharmaceutical Preparations - 0.82%
7,830	Merck & Co., Inc.					659,129

Radio Telephone Communications - 0.41%
4,201	T-Mobile U.S., Inc. *					330,913

Retail-Building Materials, Hardware, Garden Supply - 0.10%
151	Sherwin Williams Co.					83,030

Retail-Catalog & Mail-Order Houses - 0.11%
702	CDW Corp.					86,514

Retail - Eating Places - 0.95%
1,974	Aramark					86,027
3,184	Mcdonald's Corp.					683,637
						769,664
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.30%
385	CME Group, Inc. Class A					81,366
902	Intercontinental Exchange, Inc.					83,228
818	Nasdaq, Inc.					81,268
						245,862
Security Brokers, Dealers & Flotation Companies - 0.01%
31	Marketaxess Holdings, Inc.					10,153

Semiconductors & Related Devices - 0.10%
592	Cabot Microelectronics Corp.					83,596

Services-Business Services, Nec - 0.10%
627	Fidelity National Information Services, Inc.					83,241

Services-Computer Integrated Systems Design - 0.21%
365	Caci International, Inc. Class A *					84,410
564	Henry Jack & Associates, Inc.					82,327
						166,737
Services-Computer Processing & Data Preparation - 0.10%
526	Verisk Analytics, Inc.					83,182

Services-Computer Programming, Data Processing, Etc. - 0.10%
1,264	Ihs Markit Ltd. (United Kingdom)					84,536

Services-Consumer Credit Reporting, Collection Agencies - 0.60%
389	Moodys Corp.					79,679
1,655	S&P Global, Inc.					405,442
						485,121
Services-Prepackaged Software - 0.20%
597	Synopsys, Inc. *					81,938
598	Microsoft Corp.					83,140
						165,078
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.11%
681	Procter & Gamble Co.					84,703

Surgical & Medical Instruments & Apparatus - 0.10%
950	Baxter International, Inc.					83,096

Telephone & Telegraph Apparatus - 0.09%
3,969	Audiocodes Ltd. (Israel)					75,054

Transportation Services - 0.52%
2,514	Expedia Group, Inc.					337,907
1,971	Fortis, Inc. (Canada)					83,432
						421,339

TOTAL COMMON STOCK (Cost - $10,186,138) - 12.76%						10,290,480

CORPORATE BONDS - 21.43%

Air Transportation Scheduled - 0.31%
250,000	Delta Airlines, Inc., 2.600%, 12/04/20					250,443

Aircraft Engines & Engine Parts - 0.31%
250,000	United Technologies Corp., 4.500%, 04/15/20					253,073

Biological Products (No Diagnostic Substances) - 0.28%
225,000	Gilead Sciences, Inc., 2.550%, 09/01/20					226,084

Communications Equipment - 0.47%
375,000	Corning, Inc., 4.250%, 08/15/20					381,417

Crude Petroleum & Natural Gas - 0.70%
550,000	Occidental Petroleum Corp., 4.100%, 02/01/21					560,728

Electric, Gas & Sanitary Services - 0.37%
300,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/21					301,450

Electric Services - 1.37%
250,000	Consolidated Edison Co. of New York, Inc., 4.450%, 06/15/20					254,280
500,000	Georgia Power Co., 2.000%, 03/30/20					499,487
350,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/20					353,942
						1,107,709
Finance Services - 2.13%
250,000	American Express Co., 3.000%, 02/22/21					253,221
300,000	American Express Co., 3.700%, 11/05/21					309,741
600,000	General Motors Financial Co., Inc., 2.650%, 04/13/20					600,793
200,000	Goldman Sachs Group, Inc., 6.000%, 06/15/20					205,302
350,000	Goldmam Sachs Group, Inc., 2.350%, 11/15/21					350,368
						1,719,425
Fire, Marine & Casualty Insurance - 0.26%
200,000	American International Group, Inc., 6.400%, 12/15/20					210,166

General Industrial Machinery & Equipment - 0.16%
125,000	Pall Corp., 06/15/20, 5.000%					127,366

Hospital & Medical Service Plans - 0.50%
100,000	Anthem, Inc., 4.350%, 08/15/20					101,970
300,000	UnitedHealth Group, Inc., 2.700%, 07/15/20					301,680
						403,650
Hotels & Motels - 0.50%
400,000	Marriott International, Inc., 2.875%, 03/01/21					403,549

Insurance Agent Brokers & Services - 0.57%
450,000	AON Corp., 5.000%, 09/30/20					462,717

Telephone Communications (No Radio Telephone) - 0.58%
125,000	AT&T, Inc., 2.800%, 02/17/21					126,041
340,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20					345,426
						471,467
Retail-Catalog & Mail-Order Houses - 0.31%
250,000	Amazon.com, Inc., 1.900% 08/21/20					250,162

Semiconductors & Related Devices - 0.71%
350,000	Analog Devices, Inc., 2.950%, 01/12/21					352,626
220,000	Xilinx, Inc., 3.000%, 03/15/21					222,594
						575,220
Machinery Manufacturing - 0.44%
350,000	John Deer Capital Corp., 2.550%, 01/08/21					352,443

Miscellaneous Business Credit Institution - 1.55%
525,000	Ford Motor Credit Co., Llc., 2.459%, 03/27/20					524,380
300,000	Ford Motor Credit Co., Llc., 3.336%, 03/18/21					301,401
425,000	IBM Credit, Llc., 1.800%, 01/20/21					424,179
						1,249,960
Motor Vehicles & Passanger Car Bodies - 0.44%
150,000	Daimler AG, 3.350%, 05/04/21 (Germany)					152,471
200,000	Fiat Chrysler Automobile NV, 4.500%, 04/15/20					201,420
						353,891
National Commercial Banks - 3.55%
300,000	Bank Of America Corp., 5.875%, 01/05/21					313,772
250,000	BB&T Corp., 2.625%, 06/29/20					250,884
450,000	Capital One Financial Co., 2.400%, 10/30/20					451,283
500,000	Citigroup, Inc., 5.375%, 08/09/20					514,246
250,000	Citizens Bank NA, 2.250%, 10/30/20					250,536
525,000	JPMorgan Chase & Co., 2.550%, 03/01/21					527,947
300,000	KeyBank NA, 3.350%, 06/15/21					306,036
250,000	Wells Fargo & Co., 2.550%, 12/07/20					251,342
						2,866,046
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.28%
223,000	DowDuPont, Inc., 3.776%, 11/15/20					227,105

Railroads, Line-Haul Operating - 0.90%
200,000	CSX Corp., 3.700%, 10/30/20					202,449
500,000	Norfolk Southern Railway Co., 9.750%, 06/15/20					526,265
						728,714
Refuse Systems - 0.47%
375,000	Waste Management, Inc., 4.750%, 06/30/20					382,311

Security Brokers, Dealers & Flotation Companies - 0.57%
200,000	Morgan Stanley, 2.800%, 06/16/20					201,010
250,000	Morgan Stanley, 5.500%, 07/24/20					256,736
						457,746
Services-Consumer Credit Reporting, Coillection Agencies - 1.07%
300,000	Moody's Corp., 5.500%, 09/01/20					308,779
550,000	S&P Global, Inc., 3.300%, 08/14/20					555,265
						864,044
Services-Prepackaged Software - 0.63%
500,000	Oracle Corp., 3.875%, 07/15/20					507,187

State Commercial Banks - 1.03%
125,000	Manufacturers & Traders Trust Co., 2.050%, 08/17/20					125,077
300,000	Societe Generale, 2.500%, 04/08/21					300,783
400,000	State Street Corp., 2.550%, 08/18/20					401,889
						827,749
Wholesale-Groceries & Related Products - 0.62%
500,000	Sysco Corp., 2.600%, 10/01/20					502,315

Wholesale - Computer & Pheriipheral Equipment & Software - 0.31%
250,000	Hewlett Packard Enterprise Co. 3.600%, 10/15/20					253,219

TOTAL CORPORATE BONDS (Cost - $17,243,604) - 21.43%						17,277,356

EXCHANGE TRADED FUNDS - 51.07%
7,000	iShares 0-5 Year Investment Grade Corporate Bond ETF					357,980
5,868	Invesco QQQ Trust Series 1 ETF					1,107,937
7,832	iShares 20+ Year Treasury Bond ETF					1,120,602
9,922	iShares 7-10 Year Treasury Bond ETF					1,115,927
20,192	iShares Core U.S. Aggregate Bond ETF					2,285,129
263,790	JPMorgan Diversified Return U.S. Equity ETF					20,026,990
122,505	JPMorgan U.S. Aggregate Bond ETF					3,284,972
35,000	JPMorgan U.S. Minimum Volatility ETF					1,056,650
19,200	ProShares Ultra VIX Short-Term Futures ETF *					499,968
7,774	SPDR Gold Shares ETF *					1,079,575
24,561	SPDR S&P 500 ETF					7,288,968
10,872	SPDR S&P Dividend ETF					1,115,467
10,372	Vanguard Short-Term Corp. Bond ETF					840,651
TOTAL EXCHANGE TRADED FUNDS (Cost - $40,766,299) - 51.07%						41,180,816

REAL ESTATE INVESTMENT TRUSTS - 0.52%
1,598	Apartment Investment & Management Co.					83,320
979	Prologis, Inc.					83,430
919	Welltower, Inc.					83,307
920	W.P. Carey, Inc.					82,340
145	Equinix, Inc.					83,636
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $414,366) - 0.52%						416,033

U.S. TREASURY NOTES - 2.97%
200,000	U.S. Treasury Note, 1.375% 01/15/20					199,695
600,000	U.S. Treasury Note, 1.375% 01/31/20					598,875
1,000,000	U.S. Treasury Note, 1.500% 04/15/20					998,008
600,000	U.S. Treasury Note, 1.500% 07/15/20					598,313
TOTAL U.S. TREASURY NOTES (Cost - $2,394,092) - 2.97%						2,394,891

TOTAL OPTIONS PURCHASED (Premiums Paid - $2,102,590) - 2.54%						2,049,130

MONEY MARKET FUNDS - 10.99%
8,864,503	First American Treasury Obligations Fund Class X 1.85% **					8,864,503
TOTAL MONEY MARKET FUNDS (Cost - $8,864,503) - 10.99%						8,864,503

TOTAL INVESTMENTS (Cost - 81,971,592) - 102.28%						82,473,209

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,590,252) - (1.80%)						(1,451,817)

LIABILITIES LESS OTHER ASSETS 14.44% - (0.48%)						(385,339)

NET ASSETS - 100.00% - 100.00%						$ 80,636,053

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at September 30, 2019

***At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $80,857,726 amounted to $640,002, which consisted of aggregate gross unrealized appreciation of $951,890 and aggregate gross unrealized depreciation of $311,888.

1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $80,857,726 amounted to $640,002, which consisted of aggregate gross unrealized appreciation of $951,890 and aggregate gross unrealized depreciation of $311,888.

2. SECURITY VALUATION
Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

Equity securities (domestic and foreign common stocks)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options)

Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments
Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

 Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

 Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Valuation Inputs of Assets						Level 1	Level 2	Level 3	Total
Common Stock						$10,290,480	$0	$0	$10,290,480
Corporate Bonds						$0	$17,277,356	$0	$17,277,356
Exchange Trades Funds						$41,180,816	$0	$0	$41,180,816
Real Estate Investment Trusts						$416,033	$0	$0	$416,033
Treasury Notes						$0	$2,394,891	$0	$2,394,891
Call Options						$1,413,333	$0	$0	$1,413,333
Put Options						$635,797	$0	$0	$635,797
Cash Equivalents						$8,864,503	$0	$0	$8,864,503
Total						$62,800,962	$19,672,247	$0	$82,473,209

Valuation Inputs of Liabilities						Level 1	Level 2	Level 3	Total
Call Options Written						$385,518	$0	$0	$385,518
Put Options Written						$1,066,299	$0	$0	$1,066,299
Total						$1,451,817	$0	$0	$1,451,817

Tactical Moderate Allocation Fund
Schedule of Purchased Options
September 30, 2019 (Unaudited)

CALL OPTIONS - 0.47% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	78	$ 2,314,806	$ 292.00	1/17/2020	$ 108,810

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	295.00	1/17/2020	100,810

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	291.00	3/20/2020	7,080

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,691,589	293.00	3/20/2020	95,646

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	295.00	3/20/2020	130,560

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	291.00	6/19/2020	9,064

SPDR S&P 500 ETF Trust	Interactive Brokers	26	771,602	292.00	6/19/2020	53,248

SPDR S&P 500 ETF Trust	Interactive Brokers	117	3,472,209	293.00	6/19/2020	228,969

SPDR S&P 500 ETF Trust	Interactive Brokers	86	2,552,222	295.00	6/19/2020	158,412

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	300.00	6/19/2020	21,994

SPDR S&P 500 ETF Trust	Interactive Brokers	25	741,925	285.00	9/18/2020	71,025

SPDR S&P 500 ETF Trust	Interactive Brokers	192	5,697,984	295.00	9/18/2020	414,720

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	300.00	9/18/2020	12,985

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	305.00	9/30/2019	10

Total Call Options (Premiums Paid $1,330,375)	$ 1,413,333

PUT OPTIONS

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	93	$ 2,759,961	$ 270.00	1/17/2020	$ 35,898

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	273.00	1/17/2020	36,550

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	365.00	3/20/2020	2,124

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,691,589	267.00	3/20/2020	34,086

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	270.00	3/20/2020	53,125

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	260.00	6/19/2020	3,200

SPDR S&P 500 ETF Trust	Interactive Brokers	107	3,175,439	265.00	6/19/2020	83,032

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	270.00	6/19/2020	74,630

SPDR S&P 500 ETF Trust	Interactive Brokers	15	445,155	275.00	6/19/2020	15,150

SPDR S&P 500 ETF Trust	Interactive Brokers	199	5,905,723	270.00	9/18/2020	229,049

SPDR S&P 500 ETF Trust	Interactive Brokers	108	3,205,116	278.00	9/30/2019	324

SPDR S&P 500 ETF Trust	Interactive Brokers	41	1,216,757	280.00	9/30/2019	41

SPDR S&P 500 ETF Trust	Interactive Brokers	139	4,125,103	280.00	12/20/2019	60,743

SPDR S&P 500 ETF Trust	Interactive Brokers	15	445,155	285.00	12/20/2019	7,845

Total Put Options (Premiums Paid $772,215)	$ 635,797

TOTAL OPTION (Premiums Paid $2,102,590)	$ 2,049,130

Tactical Moderate Allocation Fund
Schedule of Written Options
September 30, 2019 (Unaudited)

CALL OPTIONS - 0.47% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	78	$ 2,314,806	$ 312.00	1/17/2020	$ 22,152

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	314.00	1/17/2020	18,700

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	316.00	3/20/2020	1,628

SPDR S&P 500 ETF Trust	Interactive Brokers	142	4,214,134	320.00	3/20/2020	40,186

SPDR S&P 500 ETF Trust	Interactive Brokers	26	771,602	315.00	6/19/2020	20,228

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	321.00	6/19/2020	5,500

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	323.00	6/19/2020	5,950

SPDR S&P 500 ETF Trust	Interactive Brokers	197	5,846,369	325.00	6/19/2020	67,177

SPDR S&P 500 ETF Trust	Interactive Brokers	25	741,925	315.00	6/19/2020	25,775

SPDR S&P 500 ETF Trust	Interactive Brokers	199	5,905,723	330.00	9/18/2020	84,177

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	300.00	9/18/2020	14,560

SPDR S&P 500 ETF Trust	Interactive Brokers	31	919,987	305.00	9/30/2019	31

SPDR S&P 500 ETF Trust	Interactive Brokers	139	4,125,103	304.00	12/20/2019	74,504

SPDR S&P 500 ETF Trust	Interactive Brokers	15	445,155	308.00	12/20/2019	4,950

Total Call Options (Premiums Received $406,073)	$ 385,518

PUT OPTIONS - 0.47% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	93	$ 2,759,961	$ 292.00	1/17/2020	$ 79,329

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	295.00	1/17/2020	80,070

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	291.00	3/20/2020	4,464

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,691,589	293.00	3/20/2020	66,519

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	295.00	3/20/2020	102,425

SPDR S&P 500 ETF Trust	Interactive Brokers	26	771,602	245.00	6/19/2020	14,144

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	255.00	6/19/2020	6,290

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	291.00	6/19/2020	5,932

SPDR S&P 500 ETF Trust	Interactive Brokers	107	3,175,439	293.00	6/19/2020	165,208

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,522,545	295.00	6/19/2020	135,235

SPDR S&P 500 ETF Trust	Interactive Brokers	14	415,478	300.00	6/19/2020	24,500

SPDR S&P 500 ETF Trust	Interactive Brokers	25	741,925	240.00	9/18/2020	14,850

SPDR S&P 500 ETF Trust	Interactive Brokers	192	5,697,984	295.00	9/18/2020	356,928

SPDR S&P 500 ETF Trust	Interactive Brokers	108	3,205,116	234.00	9/30/2019	108

SPDR S&P 500 ETF Trust	Interactive Brokers	41	1,216,757	236.00	9/30/2019	41

SPDR S&P 500 ETF Trust	Interactive Brokers	139	4,125,103	236.00	12/20/2019	7,645

SPDR S&P 500 ETF Trust	Interactive Brokers	15	445,155	240.00	12/20/2019	990

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,677	295.00	6/19/2020	1,591

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	278.00	9/30/2019	30

Total Put Options (Premiums Received $1,184,179)	$ 1,066,299

TOTAL WRITTEN OPTIONS (Premium Received - $1,590,252)	$ 1,451,817

	Tactical Growth Allocation Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 0.33%

Air Transportation, Scheduled - 0.23%
939	Delta Air Lines, Inc.	$ 54,086
762	United Airlines Holdings, Inc. *	67,368
		121,454
Aircraft - 0.13%
180	Boeing Co.	68,485

Aircraft Part & Auxiliary Equipment, Nec - 0.33%
208	TransDigm Group, Inc.	108,299
825	Spirit AeroSystems Holdings, Inc. Class A	67,848
		176,147
Communications Equipment, Nec - 0.10%
954	Lumentum Holdings, Inc. *	51,096

Computer Storage Devices - 0.33%
2,114	Seagate Technology, Plc. (Ireland)	113,712
1,078	Western Digital Corp.	64,292
		178,004
Electric Services - 0.20%
4,060	Vistra Energy Corp.	108,524

Electronic Computers - 0.21%
506	Apple, Inc.	113,329

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.02%
500	Peloton Interactive, Inc. *	12,550

Finance, Insurance & Real Estate - 0.11%
1,065	Interactive Brokers Group Class A	57,276

Fire, Marine & Casualty Insurance - 0.12%
56	Markel Corp. *	66,186

Guided Missiles & Space Vehicles & Parts - 0.10%
141	Lockheed Martin Corp.	54,998

Hospital & Medical Service Plans - 0.12%
253	Humana, Inc.	64,685

Investment Advice - 0.38%
2,066	Blackstone Group, Inc.	100,903
3,780	Kkr And Co., Inc. Class A	101,493
		202,396
Measuring & Controlling Devices, Nec - 0.20%
1,556	Cubic Corp.	109,589

Motor Vehicles & Passenger Car Bodies - 0.13%
517	Wabco Holdings, Inc. *	69,149

National Commercial Banks - 1.65%
9,956	Bank Of America Corp.	290,417
2,511	JPMorgan Chase & Co.	295,520
4,328	Citigroup, Inc.	298,978
		884,915
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.10%
101	Intuitive Surgical, Inc. *	54,533

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.21%
1,610	RPM International, Inc.	110,784

Pharmaceutical Preparations - 0.28%
1,641	G1 Therapeutics, Inc. *	37,382
330	Allergan, Plc. (Ireland)	55,536
554	Celgene Corp. *	55,012
		147,930
Pumps & Pumping Equipment - 0.55%
1,796	Idex Corp.	294,328

Radio Telephone Communications - 0.10%
694	T-Mobile U.S., Inc. *	54,666

Real Estate - 0.10%
1,044	CBRE Group, Inc. Class A *	55,342

Retail-Auto Dealers & Gasoline Stations - 0.20%
1,612	Carvana Co. *	106,392

Retail-Catalog & Mail-Order Houses - 0.53%
164	Amazon.com, Inc. *	284,689

Retail-Eating & Drinking Places - 0.10%
606	Starbucks Corp.	53,583

Retail-Eating Places - 0.10%
1,290	Aramark	56,218

Retail-Lumber & Other Building Materials Dealers - 0.10%
243	Home Depot, Inc.	56,381

Retail-Miscellaneous Shopping Goods Stores - 0.22%
22,586	Sportsman's Warehouse Holdings, Inc. *	116,995

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.10%
282	Raytheon Co.	55,326

Semiconductors & Related Devices - 0.09%
1,121	Micron Technology, Inc. *	48,035

Services - Amusement & Recreation Services - 0.00%
500	Wanda Sports Group Co. Class A *	2,025

Services-Business Services, Nec - 1.41%
92	Costar Group, Inc. *	54,574
3,770	Maximus, Inc.	291,270
33	Booking Holdings, Inc. *	64,766
413	Fidelity National Information Services, Inc.	54,830
1,076	Mastercard, Inc. Class A	292,209
		757,649
Services-Computer Programming, Data Processing, Etc. - 0.52%
88	Alphabet, Inc Class C *	107,272
88	Alphabet, Inc. Class A *	107,460
374	Facebook, Inc. *	66,602
		281,334
Services-Consumer Credit Reporting, Collection Agencies - 0.32%
326	Moodys Corp.	66,775
436	S&P Global, Inc.	106,812
		173,587
Services-Prepackaged Software - 1.39%
9,387	ACI Worldwide, Inc. *	294,048
394	Microsoft Corp.	54,778
5,305	Cornerstone OnDemand, Inc. *	290,820
2,264	Appian Corp. Class A	107,540
		747,186
Surgical & Medical Instruments & Apparatus - 0.10%
1,301	Boston Scientific Corp. *	52,938

Telephone Communications (No Radio Telephone) - 0.20%
3,250	Zayo Group Holdings, Inc. *	110,175

Television Broadcasting Stattions - 0.10%
1,378	Liberty Media Corp. *	54,555

Transportation Services - 0.12%
33	Booking Holdings, Inc. *	64,766

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.20%
3,466	LKQ Corp.	109,006

TOTAL COMMON STOCK (Cost - $6,004,689) - 11.51%		6,187,206

CORPORATE BONDS - 21.97%

Biological Products (No Diagnostic Substances) - 0.33%
175,000	Gilead Sciences, Inc. 2.550%, 09/01/20	175,843

Communications Equipment - 0.71%
375,000	Corning, Inc., 4.250%, 08/15/20	381,417

Electric Services - 0.94%
250,000	Georgia Power Co., 2.000%, 03/30/20	249,744
250,000	Nextera Energy Capital, 3.342%, 09/01/20	252,816
		502,560
Electric, Gas & Sanitary Services - 0.56%
300,000	Berkshire Hathaway Energy, 2.375%, 01/15/21	301,450

Finance, Insurance & Real Estate - 0.93%
500,000	Express Script Holdings Co., 2.600%, 11/20/2020	502,173

Finance Services - 0.85%
200,000	American Express Co., 3.700%, 11/05/21	206,494
250,000	Goldman Sachs Group, Inc., 2.350%, 11/15/21	250,262
		456,756
Fire, Marine & Casualty Insurance - 1.04%
200,000	American International Group, Inc., 6.400%, 12/15/20	210,166
350,000	General Mtrs Finl Co, Inc., 2.650%, 04/13/20	350,463
		560,629
General Industrial Machinery & Equipment - 0.38%
200,000	Pall Corp., 06/15/20, 5.000%,	203,786

Hospital & Medical Service Plans - 0.66%
150,000	Anthem, Inc., 4.350%, 08/15/20	152,955
200,000	United Health Group, Inc., 2.700%, 7/15/20	201,120
		354,075
Hotels & Motels - 0.23%
125,000	Marriott International, Inc., 2.875%, 03/01/21	126,109

Insurance Agent Brokers & Services - 0.67%
350,000	AON Corp., 5.000%, 09/30/20	359,891

Machinery Manufacturing - 0.47%
250,000	John Deer Capital Corp., 2.550%, 01/08/21	251,745

Miscellaneous Business Credit Institution - 1.67%
375,000	Ford Motor Credit Co, Llc., 2.459%, 03/27/20	374,557
200,000	Ford Motor Credit Co, Llc., 3.336%, 03/18/21	200,934
325,000	IBM Credit, Llc., 1.800%, 01/20/21	324,372
		899,863
Motor Vehicles & Passanger Car Bodies - 0.66%
150,000	Daimler AG, 3.350%, 05/04/21	152,471
200,000	Fiat Chrysler Automobile, 4.500%, 04/15/20	201,420
		353,891
National Commercial Banks - 3.36%
200,000	Bank Of America Corp., 5.875%, 01/05/21	209,181
325,000	Capital One Financial Co., 2.400%, 10/30/20	325,927
376,000	Citigroup, Inc., 5.375%, 08/09/20	386,713
425,000	JPMorgan Chase & Co. 2.550%, 03/01/21	427,386
200,000	Key Bank NA 3.350%, 06/15/21	204,024
250,000	Wells Fargo & Company., 2.550%, 12/07/20	251,342
		1,804,573
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.28%
150,000	Dupont De Nemours, Inc. 3.776%, 11/15/20	152,761

Railroads, Line-Haul Operating - 1.16%
200,000	CSX Corp. 3.700%, 10/30/20	202,449
400,000	Norfolk Southern Rail Co., 9.750%, 06/15/20	421,012
		623,461
Refuse Systems - 0.43%
225,000	Waste Management, Inc., 4.750%, 06/30/20	229,386

Retail-Catalog & Mail-Order Houses - 0.47%
250,000	Amazon.com, Inc., 1.900%, 08/21/20	250,162

Security Brokers, Dealers & Flotation Companies - 1.00%
282,000	Morgan Stanley, 2.800%, 06/16/20	283,425
250,000	Morgan Stanley, 5.500%, 07/24/2020	256,736
		540,161
Semiconductors & Related Devices - 0.85%
250,000	Analog Devices, Inc., 2.950%, 01/12/21	251,875
200,000	Xilinx, Inc.3.000%, 03/15/21	202,358
		454,233
Services-Consumer Credit Reporting, Coillection Agencies - 1.23%
250,000	Moody's Corporation, 09/01/2020 5.500%,	257,316
400,000	S&P Global, Inc., 3.300%, 08/14/20	403,829
		661,145
Services-Prepackaged Software - 0.57%
300,000	Oracle Corp. 3.875%, 07/15/20	304,312

State Commercial Banks - 1.17%
125,000	Manufacturars & Traders Trust Co., 2.050%, 08/17/20	125,077
200,000	Societe Generale 2.500%, 04/08/21	200,522
300,000	State Street Corp. 2.550%, 8/18/20	301,417
		627,016
Telephone Communications (No Radio Telephone) - 0.61%
125,000	AT&T, Inc., 2.800%, 02/17/21	126,041
200,000	Marsh & McLennan Cos, Inc. 3.500%, 12/29/20	203,192
		329,233
Wholesale-Groceries & Related Products - 0.75%
400,000	Sysco Corporation, 2.600%, 10/01/20	401,852

TOTAL CORPORATE BONDS (Cost - $11,784,715) - 21.97%		11,808,483

EXCHANGE TRADED FUNDS - 60.06%
236,964	JPMorgan Diversified Return US Equity ETF	17,990,354
6,785	Invesco S&P 500 Pure Value ETF	439,939
12,797	Invesco S&P 500 Low Volatility ETF	740,946
6,519	iShares 7-10 Year Treasury Bond ETF	733,192
5,178	iShares 20+ Year Treasury Bond ETF	740,868
6,788	iShares Msci Eafe ETF	442,645
3,634	iShares Russell 2000 Value ETF	433,936
9,613	iShares S&P Mid-Cap 400 Value ETF	1,537,119
4,864	iShares S&P Mid-Cap 400 Grwth ETF	1,088,855
9,000	iShares Short-Term Corp. Bond ETF	483,030
6,314	iShares Tips Bond ETF	734,255
6,806	ProShares Short VIX Short-Term Futures ETF	363,508
3	ProShares VIX Short-Term Futures ETF *	59
5,140	SPDR Gold Shares ETF *	713,792
16,113	SPDR S&P 500 ETF	4,781,855
4,313	SPDR S&P Dividend ETF	442,514
3,500	Vanguard Short-Term Corp. Bond ETF	283,675
24,400	VelocityShares Daily 2X VIX Short-Term ETF	331,840
TOTAL EXCHANGE TRADED FUNDS (Cost - $32,012,407) - 60.06%		32,282,382

REAL ESTATE INVESTMENT TRUSTS - 0.32%
430	SBA Communications Corp. Class A	103,694
310	American Tower Corp.	68,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $180,878) - 0.32%		172,244

U.S. TREASURY NOTES - 3.34%
200,000	U.S. Treasury Note, 1.375%, 01/15/20	199,695
300,000	U.S. Treasury Note, 1.375%, 01/31/20	299,438
1,000,000	U.S. Treasury Note, 1.500%, 04/15/20	998,008
300,000	U.S. Treasury Note, 1.500%, 07/15/20	299,156
TOTAL U.S. TREASURY NOTES (Cost - $1,795,626) - 3.34%		1,796,297

TOTAL OPTIONS PURCHASED (Premiums Paid - $1,375,251) - 2.56%		1,373,801

MONEY MARKET FUNDS - 1.24%
669,051	First American Treasury Obligations Fund Class X 1.85%, **	669,051
TOTAL MONEY MARKET FUNDS (Cost - $669,051) - 1.24%		$ 669,051

TOTAL INVESTMENTS (Cost - $53,822,617) - 101.01%		54,289,464

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,047,589) - (1.71%)		(919,051)

OTHER ASSETS LESS LIABILITIES 14.44%, - 0.82%		$ 442,114

NET ASSETS -- 100.00%		$ 53,747,761

* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at September 30, 2019

***At September 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $53,822,617 amounted to $530,601, which consisted of aggregate gross unrealized appreciation of $773,605 and aggregate gross unrealized depreciation of $243,004.

1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $53,822,617 amounted to $530,601, which consisted of aggregate gross unrealized appreciation of $773,605 and aggregate gross unrealized depreciation of $243,004.

2. SECURITY VALUATION
Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

Equity securities (domestic and foreign common stocks)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options)

Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments
Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

 Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

 Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$6,187,206	$0	$0	$6,187,206
Corporate Bonds		$0	$11,808,483	$0	$11,808,483
Exchange Trades Funds		$32,282,382	$0	$0	$32,282,382
Treasury Notes		$0	$1,796,297	$0	$1,796,297
Call Options		$1,013,128	$0	$0	$1,013,128
Put Options		$360,673	$0	$0	$360,673
Cash Equivalents		$669,051	$0	$0	$669,051
Total		$40,512,440	$13,604,780	$0	$54,117,220

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Call Options Written		$186,004	$0	$0	$186,004
Put Options Written		$733,047	$0	$0	$733,047
Total		$919,051	$0	$0	$919,051

		Tactical Growth Allocation Fund
		Schedule of Purchased Options
		September 30, 2019 (Unaudited)

CALL OPTIONS - 1.88%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	55	$ 1,632,235	$ 292.00	1/17/2020	$ 76,725

SPDR S&P 500 ETF Trust	Interactive Brokers	47	1,394,819	295.00	1/17/2020	55,742

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,670,930	293.00	3/20/2020	151,020

SPDR S&P 500 ETF Trust	Interactive Brokers	27	801,279	292.00	6/19/2020	55,296

SPDR S&P 500 ETF Trust	Interactive Brokers	100	2,967,700	293.00	6/19/2020	195,700

SPDR S&P 500 ETF Trust	Interactive Brokers	51	1,513,527	295.00	6/19/2020	93,942

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	285.00	9/18/2020	56,820

SPDR S&P 500 ETF Trust	Interactive Brokers	141	4,184,457	295.00	9/18/2020	304,560

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	300.00	9/18/2020	7,420

SPDR S&P 500 ETF Trust	Interactive Brokers	78	2,314,806	301.00	9/30/2019	78

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	292.00	1/17/2020	6,975

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	291.00	3/20/2020	8,850

Total Call Options (Premiums Paid $939,497) - 1.88%						$ 1,013,128

PUT OPTIONS - 0.68%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	55	$ 1,632,235	$ 262.00	1/17/2020	$ 15,455

SPDR S&P 500 ETF Trust	Interactive Brokers	47	1,394,819	265.00	1/17/2020	15,040

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,670,930	260.00	3/20/2020	41,490

SPDR S&P 500 ETF Trust	Interactive Brokers	128	3,798,656	260.00	6/19/2020	102,400

SPDR S&P 500 ETF Trust	Interactive Brokers	141	4,184,457	260.00	9/18/2020	132,540

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	265.00	9/18/2020	4,156

SPDR S&P 500 ETF Trust	Interactive Brokers	88	2,611,576	278.00	9/30/2019	264

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	280.00	9/30/2019	7

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	260.00	1/17/2020	1,270

SPDR S&P 500 ETF Trust	Interactive Brokers	87	2,581,899	279.00	12/20/2019	35,148

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	285.00	12/20/2019	5,230

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	258.00	3/20/2020	2,200

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	255.00	6/19/2020	3,145

SPDR S&P 500 ETF Trust	Interactive Brokers	3	89,031	265.00	6/19/2020	2,328

Total Put Options (Premiums Paid $435,754) - 0.68%						$ 360,673

TOTAL OPTION (Premiums Paid $1,375,251) - 2.56%						$ 1,373,801

		Tactical Growth Allocation Fund
		Schedule of Written Options
		September 30, 2019 (Unaudited)

CALL OPTIONS - 0.35% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	55	$ 1,632,235	$ 316.00	1/17/2020	$ 9,570

SPDR S&P 500 ETF Trust	Interactive Brokers	47	1,394,819	320.00	1/17/2020	4,935

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,670,930	320.00	3/20/2020	25,470

SPDR S&P 500 ETF Trust	Interactive Brokers	22	652,894	320.00	6/19/2020	11,990

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	325.00	6/19/2020	3,410

SPDR S&P 500 ETF Trust	Interactive Brokers	95	2,819,315	330.00	6/19/2020	25,080

SPDR S&P 500 ETF Trust	Interactive Brokers	51	1,513,527	335.00	6/19/2020	8,568

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	330.00	9/18/2020	8,460

SPDR S&P 500 ETF Trust	Interactive Brokers	145	4,303,165	340.00	9/18/2020	34,365

SPDR S&P 500 ETF Trust	Interactive Brokers	4	118,708	300.00	9/18/2020	8,320

SPDR S&P 500 ETF Trust	Interactive Brokers	78	2,314,806	302.00	9/30/2019	78

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	305.00	9/30/2019	7

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	316.00	1/17/2020	870

SPDR S&P 500 ETF Trust	Interactive Brokers	87	2,581,899	305.00	12/20/2019	40,716

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	308.00	12/20/2019	3,300

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	325.00	3/20/2020	865

Total Call Options (Premiums Received $226,821)						$ 186,004

PUT OPTIONS - 1.36% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	55	$ 1,632,235	$ 292.00	1/17/2020	$ 46,915

SPDR S&P 500 ETF Trust	Interactive Brokers	47	1,394,819	295.00	1/17/2020	44,274

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,670,930	293.00	3/20/2020	105,030

SPDR S&P 500 ETF Trust	Interactive Brokers	22	652,894	255.00	6/19/2020	13,838

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,670,930	293.00	6/19/2020	138,960

SPDR S&P 500 ETF Trust	Interactive Brokers	48	1,424,496	295.00	6/19/2020	76,368

SPDR S&P 500 ETF Trust	Interactive Brokers	20	593,540	255.00	9/18/2020	17,180

SPDR S&P 500 ETF Trust	Interactive Brokers	141	4,184,457	295.00	9/18/2020	262,119

SPDR S&P 500 ETF Trust	Interactive Brokers	88	2,611,576	233.00	9/30/2019	88

SPDR S&P 500 ETF Trust	Interactive Brokers	7	207,739	236.00	9/30/2019	7

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	292.00	1/17/2020	4,265

SPDR S&P 500 ETF Trust	Interactive Brokers	87	2,581,899	236.00	12/20/2019	4,765

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	240.00	12/20/2019	660

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	291.00	3/20/2020	5,580

SPDR S&P 500 ETF Trust	Interactive Brokers	5	148,385	292.00	6/19/2020	8,195

SPDR S&P 500 ETF Trust	Interactive Brokers	3	89,031	295.00	6/19/2020	4,773

SPDR S&P 500 ETF Trust	Interactive Brokers	10	296,770	278.00	9/30/2019	30

Total Put Options (Premiums Received $820,768)						$ 733,047

TOTAL WRITTEN OPTIONS (Premium Received - $1,047,589) - 1.71%						$ 919,051

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  November 26, 2019

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  November 26, 2019

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date:  November 26, 2019